Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations

1. Organization and Nature of Operations

Arête Industries, Inc. (“Arête” or the “Company”), is a Colorado corporation formed on July 21, 1987. The Company has two wholly-owned subsidiaries with no assets, liabilities or operations. The Company has operated a natural gas gathering system in Wyoming since 2006 and during the third quarter of 2011 the Company purchased oil and natural gas properties in Colorado, Montana, Kansas, and Wyoming from DNR Oil and Gas, Inc. (“DNR”), an affiliate of a member of the Company’s Board of Directors. The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. All intercompany accounts have been eliminated in the consolidation.

The Company’s focuses on acquiring interests in traditional oil and gas ventures, seeking properties that offer profit potential from overlooked and by-passed reserves of oil and natural gas, which may include shut-in wells, in-field development, stripper wells, re-completion and re-working projects. In addition, the Company’s strategy includes purchase and sale of acreage prospective for oil and natural gas and seeking to obtain cash flow from sale, drilling opportunities, and royalty income.

1.	Organization and Nature of Operations

Arête Industries, Inc. (“Arête” or the “Company”), is a Colorado corporation that was incorporated on July 21, 1987. The Arête subsidiary, Aggression Sports, Inc. (Aggression Sports) is inactive with no assets, liabilities or operations. Arête has operated a natural gas gathering system in Wyoming since 2006 and on July 29, 2011 the Company purchased oil & natural gas properties in Colorado, Montana, Kansas, and Wyoming.

The consolidated financial statements of the Company include the accounts of Arête for the entire period and Aggression Sports since October 1, 2001. All intercompany accounts have been eliminated in the consolidation.

The Company is focused entirely on acquiring interests in traditional oil and gas ventures. In the oil and gas field, the Company is looking for conservative projects that offer high profit, low risk projects including overlooked and by-passed reserves of natural gas, which will include shut-in and in-field development, stripper wells, re-completion and re-working projects. The Company will seek to make investments for direct participations in the revenue streams from such projects on a project finance basis, as well as through acquisition of management, capital, and assets by one or more acquisitions of going concerns.